Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, see the “Executive Compensation” section above.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)(7)	Adjusted EBITDA (thousands)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$4,783,196	$3,138,469	$1,462,602	$859,920	$83.87	$127.64	$69,298	$144,509
2022	$1,535,629	$204,432	$772,038	$321,945	$122.27	$124.49	$60,190	$127,556
2021	$5,095,561	$20,303,595	$2,428,917	$9,001,865	$146.47	$111.60	$55,976	$117,208
(1)
The amounts reported in this column represent the amounts of total compensation reported for our President, Chief Executive Officer and Chairman, Alex Ryan, each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Ryan, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ryan during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Ryan’s compensation. For Fiscal 2021, a significant portion of the Compensation Actually Paid to Mr. Ryan was due to the vesting of pre-IPO equity awards held by Mr. Ryan and the increase in value of such awards in connection with our IPO. Prior to our IPO, pre-IPO equity awards that were subject to performance conditions were valued at zero. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ryan’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of Compensation Actually Paid to Alex Ryan	2023	2022	2021
Reported Summary Compensation Table (“SCT”) Total for Mr. Ryan	$4,783,196	$1,535,629	$5,095,561
Amounts reported in the “Stock awards” and “Option awards” columns of the SCT	($2,966,919)	—	($3,684,153)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$2,394,683	—	$5,393,874
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	($222,561)	($304,910)	$10,609,873
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	($849,930)	($1,026,287)	$2,888,440
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—
Compensation Actually Paid to Mr. Ryan	$3,138,469	$204,432	$20,303,595
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date, as set forth in our Annual Report on Form 10-K for the applicable period. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, and risk-free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of grant date, and adjustments have been made using the stock price as of year-end and as of each vesting date.
(3)
The amounts reported in this column represent the average amounts of total compensation reported for our non-PEO Named Executive Officers (the “non-PEO NEOs”) as a group in the “Total” column of the Summary Compensation Table for each corresponding year. The non-PEO

NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Lori Beaudoin, Pete Przybylinski, Zach Rasmuson, Sean Sullivan, and Jennifer Fall Jung, (ii) for 2022, Lori Beaudoin, Gayle Bartscherer, Pete Przybylinski, and Zach Rasmuson; and (iii) for 2021, Lori Beaudoin and Pete Przybylinski.
(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of our non-PEO NEOs. For Fiscal 2021, a significant portion of the Compensation Actually Paid to our non-PEO NEOs was due to the vesting of pre-IPO equity awards held by the non-PEO NEOs and the increase in value of such awards in connection with our IPO. Prior to our IPO, pre-IPO equity awards that were subject to performance conditions were valued at zero. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for our non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Year
Calculation of Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021
Average Summary Compensation Table (“SCT”) Total for non-PEO NEOs	$1,462,602	$772,038	$2,428,917
Average amounts reported in the “Stock awards” and “Option awards” columns of the SCT	($781,726)	($190,213)	($1,626,246)
Average fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$448,552	$157,217	$2,380,957
Average change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	(90,023)	($97,031)	$4,573,219
Average fair value (as of the vesting date) of equity awards that were granted and vested during the year	$15,757	—	—
Average change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	($195,242)	($320,066)	$1,245,018
Average fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—
Average value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	$859,920	$321,945	$9,001,865
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date, as set forth in our Annual Report on Form 10-K for the applicable period. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, and risk-free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of grant date, and adjustments have been made using the stock price as of year-end and as of each vesting date.
(5)
The amounts reported in this column represent cumulative total shareholder return (“TSR”) of the Company under SEC rules from March 17, 2021, the date our common stock began trading on the NYSE, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the difference between the Company’s share price at the end and at the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The amounts reported in this column represent the peer group TSR under SEC rules from March 17, 2021, the date our common stock began trading on the NYSE, through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by dividing the difference between the index value at the end and at the beginning of the measurement period by the index value at the beginning of the measurement period. The peer group used for this purpose is the Standard & Poor’s 500 Beverage Index.

(7)	The dollar amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The amounts reported in this column represent Adjusted EBITDA. Adjusted EBITDA is calculated as described in Appendix A. For Fiscal 2021 through Fiscal 2023, Adjusted EBITDA was weighted 80% in determining the Annual Incentive Bonus Program payout. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers, for Fiscal 2023, to Company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The amounts reported in this column represent the average amounts of total compensation reported for our non-PEO Named Executive Officers (the “non-PEO NEOs”) as a group in the “Total” column of the Summary Compensation Table for each corresponding year. The non-PEO

NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Lori Beaudoin, Pete Przybylinski, Zach Rasmuson, Sean Sullivan, and Jennifer Fall Jung, (ii) for 2022, Lori Beaudoin, Gayle Bartscherer, Pete Przybylinski, and Zach Rasmuson; and (iii) for 2021, Lori Beaudoin and Pete Przybylinski.

Peer Group Issuers, Footnote [Text Block]
(6)
The amounts reported in this column represent the peer group TSR under SEC rules from March 17, 2021, the date our common stock began trading on the NYSE, through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by dividing the difference between the index value at the end and at the beginning of the measurement period by the index value at the beginning of the measurement period. The peer group used for this purpose is the Standard & Poor’s 500 Beverage Index.

PEO Total Compensation Amount	$ 4,783,196	$ 1,535,629	$ 5,095,561
PEO Actually Paid Compensation Amount	$ 3,138,469	204,432	20,303,595
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Ryan, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ryan during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Ryan’s compensation. For Fiscal 2021, a significant portion of the Compensation Actually Paid to Mr. Ryan was due to the vesting of pre-IPO equity awards held by Mr. Ryan and the increase in value of such awards in connection with our IPO. Prior to our IPO, pre-IPO equity awards that were subject to performance conditions were valued at zero. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ryan’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of Compensation Actually Paid to Alex Ryan	2023	2022	2021
Reported Summary Compensation Table (“SCT”) Total for Mr. Ryan	$4,783,196	$1,535,629	$5,095,561
Amounts reported in the “Stock awards” and “Option awards” columns of the SCT	($2,966,919)	—	($3,684,153)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$2,394,683	—	$5,393,874
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	($222,561)	($304,910)	$10,609,873
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	($849,930)	($1,026,287)	$2,888,440
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—
Compensation Actually Paid to Mr. Ryan	$3,138,469	$204,432	$20,303,595
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date, as set forth in our Annual Report on Form 10-K for the applicable period. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, and risk-free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of grant date, and adjustments have been made using the stock price as of year-end and as of each vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 1,462,602	772,038	2,428,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 859,920	321,945	9,001,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of our non-PEO NEOs. For Fiscal 2021, a significant portion of the Compensation Actually Paid to our non-PEO NEOs was due to the vesting of pre-IPO equity awards held by the non-PEO NEOs and the increase in value of such awards in connection with our IPO. Prior to our IPO, pre-IPO equity awards that were subject to performance conditions were valued at zero. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for our non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Year
Calculation of Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021
Average Summary Compensation Table (“SCT”) Total for non-PEO NEOs	$1,462,602	$772,038	$2,428,917
Average amounts reported in the “Stock awards” and “Option awards” columns of the SCT	($781,726)	($190,213)	($1,626,246)
Average fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$448,552	$157,217	$2,380,957
Average change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	(90,023)	($97,031)	$4,573,219
Average fair value (as of the vesting date) of equity awards that were granted and vested during the year	$15,757	—	—
Average change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	($195,242)	($320,066)	$1,245,018
Average fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—
Average value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	$859,920	$321,945	$9,001,865
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date, as set forth in our Annual Report on Form 10-K for the applicable period. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, and risk-free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of grant date, and adjustments have been made using the stock price as of year-end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid and Company TSR
The graph below sets forth the relationship between Compensation Actually Paid to our PEO (Alex Ryan), the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR starting March 17, 2021, the date our common stock began trading on the NYSE, through July 31, 2023.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Compensation Actually Paid and Net Income
The graph below sets forth the relationship between Compensation Actually Paid to our PEO (Alex Ryan), the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Compensation Actually Paid and Adjusted EBITDA
The graph below sets forth the relationship between Compensation Actually Paid to our PEO (Alex Ryan), the average Compensation Actually Paid to our Non-PEO NEOs, and our company-selected measure, Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison of Company TSR and Peer Group TSR
The graph below compares the Company’s cumulative TSR starting March 17, 2021, the date our common stock began trading on the NYSE, through July 31, 2023 to the cumulative TSR of the Standard & Poor’s 500 Beverage Index TSR, our peer group, over the same period.

Tabular List [Table Text Block]
Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company for the most recently completed fiscal year, Fiscal 2023, to link executive compensation actually paid to the Company’s named executive officers to the Company’s performance are as follows:

Most Important Financial Performance Measures
Adjusted EBITDA
Net Sales
No other financial performance measures were used by the Company in its executive compensation program for the most recently completed fiscal year, Fiscal 2023.

Total Shareholder Return Amount	$ 83.87	122.27	146.47
Peer Group Total Shareholder Return Amount	127.64	124.49	111.6
Net Income (Loss)	$ 69,298,000	$ 60,190,000	$ 55,976,000
Company Selected Measure Amount	144,509,000	127,556,000	117,208,000
PEO Name	Alex Ryan	Alex Ryan	Alex Ryan
Adjusted Ebitda Weighted Annual Incentive Bonus Program Payout Percentage	80.00%	80.00%	80.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
PEO [Member] | Amounts Reported in the "Stock Awards" and "Option Awards" Columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,966,919)	$ 0	$ (3,684,153)
PEO [Member] | Fair Value (as of Year End) of Equity Awards Granted During the Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,394,683	0	5,393,874
PEO [Member] | Change in Fair Value (as of Vesting Date from Prior Year End) of Previously-Granted Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,561)	(304,910)	10,609,873
PEO [Member] | Fair Value (as of the Vesting Date) of Equity Awards that Were Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value (as of Year End from Prior Year End) of Previously-Granted Equity Awards that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(849,930)	(1,026,287)	2,888,440
PEO [Member] | Fair Value (as of the End of the Prior Year) of Previously-Granted Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards During the Year not Otherwise Reflected in Fair Value of Equity Award or Total Compensation for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amounts Reported in the "Stock Awards" and "Option Awards" Columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(781,726)	(190,213)	(1,626,246)
Non-PEO NEO [Member] | Fair Value (as of Year End) of Equity Awards Granted During the Year that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,552	157,217	2,380,957
Non-PEO NEO [Member] | Change in Fair Value (as of Vesting Date from Prior Year End) of Previously-Granted Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,023)	(97,031)	4,573,219
Non-PEO NEO [Member] | Fair Value (as of the Vesting Date) of Equity Awards that Were Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,757	0	0
Non-PEO NEO [Member] | Change in Fair Value (as of Year End from Prior Year End) of Previously-Granted Equity Awards that Remain Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(195,242)	(320,066)	1,245,018
Non-PEO NEO [Member] | Fair Value (as of the End of the Prior Year) of Previously-Granted Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards During the Year not Otherwise Reflected in Fair Value of Equity Award or Total Compensation for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0